Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 1.90%

Boeing Co. (The)	142,700	$48,686
Northrop Grumman Corp.	133,600	46,168
United Technologies Corp.	190,400	25,438
Total		120,292

Air Freight & Logistics 0.46%

CH Robinson Worldwide, Inc.	344,300	28,828

Airlines 0.49%

Alaska Air Group, Inc.	488,800	30,970

Auto Components 0.45%

Gentex Corp.	1,035,400	28,391

Automobiles 1.11%

Ford Motor Co.	7,376,200	70,295

Banks 10.72%

Bank of America Corp.	4,537,200	139,201
Citigroup, Inc.	1,364,800	97,119
Citizens Financial Group, Inc.	1,637,900	61,028
Comerica, Inc.	565,700	41,409
Fifth Third Bancorp	1,211,100	35,958
JPMorgan Chase & Co.	1,148,342	133,208
KeyCorp	3,556,100	65,326
U.S. Bancorp	759,700	43,417
Wells Fargo & Co.	1,252,500	60,633
Total		677,299

Beverages 1.13%

Coca-Cola Co. (The)	549,600	28,925
PepsiCo, Inc.	332,000	42,433
Total		71,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
Biotechnology 0.45%

Amgen, Inc.	153,100	$28,565

Building Products 1.08%

Johnson Controls International plc	1,607,000	68,201

Capital Markets 3.77%

Ameriprise Financial, Inc.	419,100	60,983
CME Group, Inc.	486,100	94,507
LPL Financial Holdings, Inc.	506,700	42,497
Northern Trust Corp.	407,200	39,906
Total		237,893

Chemicals 3.49%

Air Products & Chemicals, Inc.	224,000	51,133
Celanese Corp.	437,200	49,041
Dow, Inc.*	1,480,800	71,730
Eastman Chemical Co.	648,100	48,834
Total		220,738

Commercial Services & Supplies 0.29%

Republic Services, Inc.	208,000	18,439

Communications Equipment 1.59%

Cisco Systems, Inc.	1,813,000	100,440

Consumer Finance 1.13%

Discover Financial Services	798,900	71,693

Containers & Packaging 1.27%

Graphic Packaging Holding Co.	1,980,200	29,426
Packaging Corp. of America	501,800	50,667
Total		80,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
Diversified Consumer Services 0.66%

H&R Block, Inc.	1,497,900	$41,477

Diversified Telecommunication Services 3.18%

AT&T, Inc.	2,900,349	98,757
Verizon Communications, Inc.	1,846,351	102,048
Total		200,805

Electric: Utilities 4.42%

Duke Energy Corp.	831,939	72,146
Edison International	882,300	65,767
Evergy, Inc.	832,057	50,331
FirstEnergy Corp.	1,424,600	62,640
NextEra Energy, Inc.	138,400	28,672
Total		279,556

Electrical Equipment 0.49%

Hubbell, Inc.	238,000	30,911

Electronic Equipment, Instruments & Components 0.49%

Corning, Inc.	1,013,900	31,177

Energy Equipment & Services 0.80%

Schlumberger Ltd.	1,258,000	50,282

Entertainment 0.40%

Viacom, Inc. Class B	825,400	25,051

Equity Real Estate Investment Trusts 5.34%

AvalonBay Communities, Inc.	255,000	53,241
Boston Properties, Inc.	405,700	53,938
Host Hotels & Resorts, Inc.	2,318,300	40,315
Liberty Property Trust	624,200	32,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts (continued)

Prologis, Inc.	507,700	$40,926
Simon Property Group, Inc.	261,800	42,464
Starwood Property Trust, Inc.	1,234,100	28,668
UDR, Inc.	984,800	45,360
Total		337,558

Food & Staples Retailing 2.82%

Sysco Corp.	776,100	53,217
Walgreens Boots Alliance, Inc.	787,200	42,895
Walmart, Inc.	742,800	81,990
Total		178,102

Food Products 3.61%

General Mills, Inc.	892,900	47,422
Hershey Co. (The)	420,100	63,746
J.M. Smucker Co. (The)	216,300	24,051
Mondelez International, Inc. Class A	1,734,200	92,762
Total		227,981

Gas Utilities 0.40%

Atmos Energy Corp.	233,200	25,428

Health Care Equipment & Supplies 1.65%

Medtronic plc (Ireland)(a)	1,022,800	104,264

Health Care Providers & Services 0.62%

CVS Health Corp.	697,300	38,958

Hotels, Restaurants & Leisure 2.48%

Carnival Corp.	1,088,500	51,410
Dunkin’ Brands Group, Inc.	378,900	30,373
Yum! Brands, Inc.	667,600	75,118
Total		156,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
Household Products 3.05%

Kimberly-Clark Corp.	336,900	$45,701
Procter & Gamble Co. (The)	1,246,900	147,184
Total		192,885

Industrial Conglomerates 0.53%

Honeywell International, Inc.	194,300	33,509

Insurance 5.76%

Arthur J Gallagher & Co.	639,000	57,785
Chubb Ltd. (Switzerland)(a)	641,000	97,970
Everest Re Group Ltd.	151,500	37,366
Lincoln National Corp.	909,200	59,407
Prudential Financial, Inc.	349,100	35,367
Travelers Cos., Inc. (The)	516,700	75,759
Total		363,654

Leisure Products 0.99%

Hasbro, Inc.	516,600	62,591

Machinery 3.25%

Cummins, Inc.	420,600	68,979
Dover Corp.	539,000	52,202
Flowserve Corp.	273,900	13,703
Ingersoll-Rand plc	571,800	70,709
Total		205,593

Media 2.14%

Comcast Corp. Class A	2,000,000	86,340
Interpublic Group of Cos., Inc. (The)	2,126,200	48,733
Total		135,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
Metals & Mining 0.72%

Nucor Corp.	840,400	$45,701

Multi-Line Retail 0.42%

Kohl’s Corp.	494,600	26,639

Multi-Utilities 1.37%

Public Service Enterprise Group, Inc.	484,300	27,678
Sempra Energy	435,300	58,952
Total		86,630

Oil, Gas & Consumable Fuels 7.19%

Chevron Corp.	1,480,632	182,281
ConocoPhillips	1,096,900	64,805
Exxon Mobil Corp.	551,400	41,002
Kinder Morgan, Inc.	1,951,100	40,232
Noble Energy, Inc.	1,262,900	27,885
ONEOK, Inc.	393,700	27,590
Valero Energy Corp.	829,550	70,719
Total		454,514

Pharmaceuticals 6.16%

Allergan plc	198,400	31,843
Bristol-Myers Squibb Co.	558,300	24,794
Johnson & Johnson	563,800	73,418
Merck & Co., Inc.	1,705,200	141,515
Pfizer, Inc.	3,021,900	117,371
Total		388,941

Road & Rail 1.19%

Union Pacific Corp.	416,900	75,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.07%

Broadcom, Inc.	310,700	$90,100
Intel Corp.	2,575,600	130,196
Lam Research Corp.	313,900	65,483
Xilinx, Inc.	301,000	34,377
Total		320,156

Software 1.20%

Microsoft Corp.	557,700	75,998

Specialty Retail 1.69%

Foot Locker, Inc.	1,291,500	53,029
Lowe’s Cos., Inc.	530,900	53,833
Total		106,862

Technology Hardware, Storage & Peripherals 1.27%

Apple, Inc.	187,200	39,881
Xerox Corp.	1,255,200	40,292
Total		80,173

Tobacco 0.86%

Philip Morris International, Inc.	647,100	54,104
Total Common Stocks (cost $5,818,275,340)		6,289,990

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.48%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $30,615,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $30,873,329; proceeds: $30,269,096 (cost $30,267,877)	$30,268	30,268
Total Investments in Securities 100.03% (cost $5,848,543,217)		6,320,258
Liabilities in Excess of Cash and Other Assets(b) (0.03)%		(2,161)
Net Assets 100.00%		$6,318,097

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2019

Open Futures Contracts at July 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2019	175	Long	$25,821,368	$26,095,125	$273,757

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,289,990	$—	$—	$6,289,990
Short-Term Investment
Repurchase Agreement	—	30,268	—	30,268
Total	$6,289,990	$30,268	$—	$6,320,258
Other Financial Instruments
Futures Contracts
Assets	$274	$—	$—	$274
Liabilities	—	—	—	—
Total	$274	$—	$—	$274

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of July 31, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.